Note 5 - Capital Lease (Tables)	9 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments required under the capital leases and the net present value of the minimum lease payments as of December 31, 2018, are as follows:

	Year Ending March 31,	Total

	2019 (3 months)	$178,484
	2020	820,107
	2021	835,499
	2022	851,352
	2023	890,712
	Thereafter	8,246,770
Total minimum lease payments		11,822,924
Less: Amount representing interest		(5,651,347)
Present value of minimum lease payments		6,171,577
Less: Current maturities of capital lease obligations		(135,996)
Long-term capital lease obligations		$6,035,581